Discontinued Operations (Details) - Schedule of variable interest entities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of variable interest entities [Abstract]
Revenues		$ 6,661,473
Cost of revenues		(11,683,813)
Gross profit (loss)		(5,022,340)
Operating expenses		(19,696,644)
Loss from operations		(24,718,984)
Other income (expense), net		(232,102)
Income (loss) from discontinued operations, net of income taxes		$ (24,951,086)